OTHER PAYABLES AND ACCRUALS	12 Months Ended
Dec. 31, 2019
OTHER PAYABLES AND ACCRUALS
OTHER PAYABLES AND ACCRUALS
16.	OTHER PAYABLES AND ACCRUALS

Components of other payables and accruals as of December 31, 2018 and 2019 were as follows:

	2018	2019
	RMB (in millions)
Accrued operating expenses	3,735	5,413
Deposits received from travel suppliers and packaged-tour users	836	1,044
Payable related to acquisition and investments	226	76
Accruals for property and equipment	22	144
Provision related to an equity method investment (Note 13)	367	—
Others	668	864
Total	5,854	7,541